Stock-Based Compensation Plans - Summary of Nonvested Share (Details) - $ / shares	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	280,658	278,845	356,014
Granted, Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 29.53	$ 26.19	$ 18.47
Shareholder-approved stock options plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options Outstanding (in shares), Beginning	446,553	488,821
Weighted- Average Grant-Date Fair Value per Share (in dollars per share), Beginning	$ 20.67	$ 16.11
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	280,658	278,845
Granted, Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 29.53	$ 26.19
Vested (in shares)	(301,921)	(303,628)
Vested, Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 21.88	$ 17.74
Forfeited (in shares)	(14,888)	(17,485)
Forfeited, Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 25.16	$ 18.29
Stock Options Outstanding (in shares), Ending	410,402	446,553	488,821
Weighted- Average Grant-Date Fair Value per Share (in dollars per share), Ending	$ 25.21	$ 20.67	$ 16.11